Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Nonaccrual and Past Due Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 55,964	¥ 57,325
Total Financing Receivables	3,972,387	3,729,978
Non-Accrual	49,045	55,368
Direct Financing Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	16,434	19,013
Total Financing Receivables	1,204,024	1,190,136
Non-Accrual	11,600	12,556
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,977	8,418
Total Financing Receivables	846,290	839,125
Non-Accrual	6,442	7,918
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	9,457	10,595
Total Financing Receivables	357,734	351,011
Non-Accrual	5,158	4,638
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	19,404	16,350
Total Financing Receivables	1,616,009	1,461,982
Non-Accrual	12,971	11,348
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,734	6,718
Total Financing Receivables	1,279,532	1,138,054
Non-Accrual	3,420	4,435
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,343	1,606
Total Financing Receivables	270,007	260,533
Non-Accrual	1,825	1,103
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	11,327	8,026
Total Financing Receivables	66,470	63,395
Non-Accrual	7,726	5,810
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	20,126	21,962
Total Financing Receivables	1,152,354	1,077,860
Non-Accrual	24,474	31,464
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	4,776
Total Financing Receivables	12,758	19,951
Non-Accrual	0	4,776
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,968	2,770
Total Financing Receivables	75,968	61,260
Non-Accrual	5,768	5,924
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,904	2,771
Total Financing Receivables	321,159	270,170
Non-Accrual	1,867	2,727
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	140	145
Total Financing Receivables	95,926	101,281
Non-Accrual	140	145
Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	9,114	11,500
Total Financing Receivables	646,543	625,198
Non-Accrual	16,699	17,892
30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	16,169	14,477
30 To 89 Days Past Due | Direct Financing Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,834	6,457
30 To 89 Days Past Due | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	535	500
30 To 89 Days Past Due | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,299	5,957
30 To 89 Days Past Due | Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,433	5,002
30 To 89 Days Past Due | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,314	2,283
30 To 89 Days Past Due | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	518	503
30 To 89 Days Past Due | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,601	2,216
30 To 89 Days Past Due | Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,902	3,018
30 To 89 Days Past Due | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
30 To 89 Days Past Due | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,028	2,370
30 To 89 Days Past Due | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	37	44
30 To 89 Days Past Due | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
30 To 89 Days Past Due | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	837	604
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	39,795	42,848
90 Days or More Past Due | Direct Financing Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	11,600	12,556
90 Days or More Past Due | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,442	7,918
90 Days or More Past Due | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,158	4,638
90 Days or More Past Due | Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	12,971	11,348
90 Days or More Past Due | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,420	4,435
90 Days or More Past Due | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,825	1,103
90 Days or More Past Due | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	7,726	5,810
90 Days or More Past Due | Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	15,224	18,944
90 Days or More Past Due | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	4,776
90 Days or More Past Due | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,940	400
90 Days or More Past Due | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,867	2,727
90 Days or More Past Due | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	140	145
90 Days or More Past Due | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 8,277	¥ 10,896